Loans, net - Summary of the balance of rescheduled loans (Detail) - PEN (S/)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of rescheduled loans under the Reactiva Peru program [Line Items]
Rescheduled loan	S/ 5,048,978,000	S/ 6,266,601,000	S/ 10,489,296,000
Reactiva Peru Program [Member]
Schedule of rescheduled loans under the Reactiva Peru program [Line Items]
Rescheduled loan	2,299,947,000	4,896,137,000
Commercial Loan [Member] | Reactiva Peru Program [Member]
Schedule of rescheduled loans under the Reactiva Peru program [Line Items]
Rescheduled loan	1,704,203,000	3,848,904,000
Small And Micro Business Loans [Member] | Reactiva Peru Program [Member]
Schedule of rescheduled loans under the Reactiva Peru program [Line Items]
Rescheduled loan	S/ 595,744,000	S/ 1,047,233,000